ACCRUED EXPENSE AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2019
ACCRUED EXPENSE AND OTHER PAYABLES
ACCRUED EXPENSE AND OTHER PAYABLES

NOTE 7 — ACCRUED EXPENSE AND OTHER PAYABLES

	As of June 30,	As of June 30,
	2019	2018
Deposits from customers	$36,255	$162,241
Deferred offering costs payable	901,763	—
Professional service fees payable	104,982	—
Accrued expense	123,932	—
Others	6,623	536
	$1,173,555	$162,777

Deposits from customers were mainly received from advertising agents for multi-channel advertising.